Securities Available-for-Sale - Amortized Cost and Fair Value of Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 608,827	$ 510,399	$ 436,305
Fair Value	615,657	509,425	452,266
Obligations of the U.S. Treasury and U.S. government corporations and agencies, and obligations of states and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	20,713	27,761
Due after one year through five years, Amortized Cost	202,379	167,914
Due after five years through ten years, Amortized Cost	90,813	69,364
Due after ten years, Amortized Cost	93,345	85,714
Available-for-sale Securities, Debt Maturities, Amortized Cost	407,250	350,753
Due in one year or less, Fair Value	20,936	27,905
Due after one year through five years, Fair Value	202,439	168,872
Due after five years through ten years, Fair Value	91,899	68,024
Due after ten years, Fair Value	96,880	84,214
Fair Value, Debt securities	412,154	349,015
Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	110,626	63,776	56,085
Fair Value	111,053	63,774	57,896
Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	43,405	47,934	47,279
Fair Value	44,581	48,669	50,623
Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	39,967	40,357	10,129
Fair Value	39,380	39,052	10,158
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	601,248	502,820	428,633
Fair Value	607,168	500,510	443,510
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,579	7,579	7,672
Fair Value	$ 8,489	$ 8,915	$ 8,756